INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS

8 INTANGIBLE ASSETS

	2021	2022
	S$	S$

Goodwill	355	355
Intellectual properties licenses (Note (a))	22,827	12,127
Computer software licenses (Note (b))	8,841	6,327
Total	32,023	18,809

(a)	Intellectual properties licenses

	2021	2022
	S$	S$

Cost:
At beginning of financial year	62,060	62,060
Additions	-	-
At end of financial year	62,060	62,060

Accumulated amortization:
At beginning of financial year	28,533	39,233
Amortization charge	10,700	10,700
At end of financial year	39,233	49,933

Carrying value	22,827	12,127

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2020, 2021 and 2022

(b)	Computer software licenses

	2021	2022
	S$	S$

Cost:
At beginning of financial year	11,873	11,855
Additions	-	-
Currency realignment	(18)	(61)
At end of financial year	11,855	11,794

Accumulated amortization:
At beginning of financial year	507	3,014
Amortization charge	2,512	2,500
Currency realignment	(5)	(47)
At end of financial year	3,014	5,467

Carrying value	8,841	6,327

(c)	Amortization expense is analyzed as followed:

Intellectual properties licenses	10,700	10,700
Computer software licenses	2,512	2,500
Total	13,212	13,200
Less: Accounted under
“Research and development expenses” (Note 17)	(10,700)	(10,700)
	2,512	2,500

Management has evaluated, assessed and concluded that there is no indication of impairment for the intangible assets and accordingly no impairment allowance is necessary.